Expense Example - Voya Global Multi-Asset Fund	Class A 1 Yr	Class A 3 Yrs	Class A 5 Yrs	Class A 10 Yrs	Class C 1 Yr	Class C 3 Yrs	Class C 5 Yrs	Class C 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class R6 1 Yr	Class R6 3 Yrs	Class R6 5 Yrs	Class R6 10 Yrs	Class T 1 Yr	Class T 3 Yrs	Class T 5 Yrs	Class T 10 Yrs	Class W 1 Yr	Class W 3 Yrs	Class W 5 Yrs	Class W 10 Yrs
USD ($)	685	979	1,295	2,186	293	659	1,152	2,511	92	338	604	1,365	92	477	886	2,032	364	668	995	1,917	92	351	631	1,428